Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	BNY MELLON FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001111565
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2013
BNY Mellon Large Cap Stock Fund (Prospectus Summary) | BNY Mellon Large Cap Stock Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLCX
BNY Mellon Large Cap Stock Fund (Prospectus Summary) | BNY Mellon Large Cap Stock Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MILCX
BNY Mellon Large Cap Market Opportunities Fund (Prospectus Summary) | BNY Mellon Large Cap Market Opportunities Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMOMX
BNY Mellon Large Cap Market Opportunities Fund (Prospectus Summary) | BNY Mellon Large Cap Market Opportunities Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMOIX
BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTSMX
BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTSIX
BNY Mellon Income Stock Fund (Prospectus Summary) | BNY Mellon Income Stock Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPISX
BNY Mellon Income Stock Fund (Prospectus Summary) | BNY Mellon Income Stock Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIISX
BNY Mellon Mid Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Mid Cap Multi-Strategy Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPMCX
BNY Mellon Mid Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Mid Cap Multi-Strategy Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIMSX
BNY Mellon Small Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Small Cap Multi-Strategy Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSSX
BNY Mellon Small Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Small Cap Multi-Strategy Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISCX
BNY Mellon U.S. Core Equity 130/30 Fund (Prospectus Summary) | BNY Mellon U.S. Core Equity 130/30 Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUCMX
BNY Mellon U.S. Core Equity 130/30 Fund (Prospectus Summary) | BNY Mellon U.S. Core Equity 130/30 Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUCIX
BNY Mellon Focused Equity Opportunities Fund (Prospectus Summary) | BNY Mellon Focused Equity Opportunities Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFOMX
BNY Mellon Focused Equity Opportunities Fund (Prospectus Summary) | BNY Mellon Focused Equity Opportunities Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFOIX
BNY Mellon Small/Mid Cap Fund (Prospectus Summary) | BNY Mellon Small/Mid Cap Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCMX
BNY Mellon Small/Mid Cap Fund (Prospectus Summary) | BNY Mellon Small/Mid Cap Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCIX
BNY Mellon International Fund (Prospectus Summary) | BNY Mellon International Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPITX
BNY Mellon International Fund (Prospectus Summary) | BNY Mellon International Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIINX
BNY Mellon Emerging Markets Fund (Prospectus Summary) | BNY Mellon Emerging Markets Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMKX
BNY Mellon Emerging Markets Fund (Prospectus Summary) | BNY Mellon Emerging Markets Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIEGX
BNY Mellon International Appreciation Fund (Prospectus Summary) | BNY Mellon International Appreciation Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPPMX
BNY Mellon International Appreciation Fund (Prospectus Summary) | BNY Mellon International Appreciation Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MARIX
BNY Mellon International Equity Income Fund (Prospectus Summary) | BNY Mellon International Equity Income Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLIMX
BNY Mellon International Equity Income Fund (Prospectus Summary) | BNY Mellon International Equity Income Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLIIX
BNY Mellon Bond Fund (Prospectus Summary) | BNY Mellon Bond Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPBFX
BNY Mellon Bond Fund (Prospectus Summary) | BNY Mellon Bond Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIBDX
BNY Mellon Intermediate Bond Fund (Prospectus Summary) | BNY Mellon Intermediate Bond Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPIBX
BNY Mellon Intermediate Bond Fund (Prospectus Summary) | BNY Mellon Intermediate Bond Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIIDX
BNY Mellon Corporate Bond Fund (Prospectus Summary) | BNY Mellon Corporate Bond Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BYMMX
BNY Mellon Corporate Bond Fund (Prospectus Summary) | BNY Mellon Corporate Bond Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BYMIX
BNY Mellon Intermediate U.S. Government Fund (Prospectus Summary) | BNY Mellon Intermediate U.S. Government Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVMX
BNY Mellon Intermediate U.S. Government Fund (Prospectus Summary) | BNY Mellon Intermediate U.S. Government Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOVIX
BNY Mellon Short-Term U.S. Government Securities Fund (Prospectus Summary) | BNY Mellon Short-Term U.S. Government Securities Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSUX
BNY Mellon Short-Term U.S. Government Securities Fund (Prospectus Summary) | BNY Mellon Short-Term U.S. Government Securities Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISTX
BNY Mellon National Intermediate Municipal Bond Fund (Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPNIX
BNY Mellon National Intermediate Municipal Bond Fund (Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINMX
BNY Mellon National Short-Term Municipal Bond Fund (Prospectus Summary) | BNY Mellon National Short-Term Municipal Bond Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSTX
BNY Mellon National Short-Term Municipal Bond Fund (Prospectus Summary) | BNY Mellon National Short-Term Municipal Bond Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (Prospectus Summary) | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPPIX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (Prospectus Summary) | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund (Prospectus Summary) | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMBMX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund (Prospectus Summary) | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund (Prospectus Summary) | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNYMX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund (Prospectus Summary) | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNYIX
BNY Mellon Municipal Opportunities Fund (Prospectus Summary) | BNY Mellon Municipal Opportunities Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTMX
BNY Mellon Municipal Opportunities Fund (Prospectus Summary) | BNY Mellon Municipal Opportunities Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTIX
BNY Mellon Asset Allocation Fund (Prospectus Summary) | BNY Mellon Asset Allocation Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPBLX
BNY Mellon Asset Allocation Fund (Prospectus Summary) | BNY Mellon Asset Allocation Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIBLX
BNY Mellon Money Market Fund (First Prospectus Summary) | BNY Mellon Money Market Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLMXX
BNY Mellon Money Market Fund (First Prospectus Summary) | BNY Mellon Money Market Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLOXX
BNY Mellon National Municipal Money Market Fund (First Prospectus Summary) | BNY Mellon National Municipal Money Market Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOMXX
BNY Mellon National Municipal Money Market Fund (First Prospectus Summary) | BNY Mellon National Municipal Money Market Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNTXX
BNY Mellon Money Market Fund (Second Prospectus Summary) | BNY Mellon Money Market Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLOXX
BNY Mellon National Municipal Money Market Fund (Second Prospectus Summary) | BNY Mellon National Municipal Money Market Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNTXX